Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $12,000,000.00.
Narrative - Max Aggregate Offering Price	$ 12,000,000.00